Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation:
Beginning benefit obligation	$ 13,338	$ 17,916
Service cost		0	$ 0
Interest cost	479	627	679
Curtailment gain		0
Settlement loss		98
Actuarial (gain)/loss	3,546	(1,800)
Benefits paid	(1,793)	(104)
Settlement payments		(3,399)
Ending benefit obligation	15,570	13,338	17,916
Change in plan assets, at fair value:
Beginning plan assets	15,572	19,306
Actual return	1,404	(207)
Employer contribution	0	0
Benefits paid	(1,793)	(104)
Settlement payments		(3,399)
Administrative expenses		(24)
Ending plan assets	15,183	15,572	$ 19,306
Funded status at end of year	$ (387)	$ 2,234